Document and Entity Information	0 Months Ended
Jul. 19, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 19, 2013
Registrant Name	DREYFUS INVESTMENT PORTFOLIOS
Central Index Key	0001056707
Amendment Flag	false
Document Creation Date	Jul 19, 2013
Document Effective Date	Jul 19, 2013
Prospectus Date	May 1, 2013

Midcap Stock Portfolio
Midcap Stock Portfolio
July 19, 2013 DREYFUS INVESTMENT PORTFOLIOS - MidCap Stock Portfolio Supplement to Summary and Statutory Prospectuses dated May 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about October 1, 2013, the following information will supplement the “Principal Investment Strategy” in the Summary prospectus and “Fund Summary –Principal Investment Strategy” and “Fund Details – Goal and Approach” sections in the prospectus:

The fund currently considers mid-cap companies to be those companies with market capitalizations that fall within the range of $400 million and $29 billion. The fund may invest up to 20% of its net assets in securities not considered to be mid-cap companies.

Label	Element	Value
Midcap Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001056707_SupplementTextBlock	July 19, 2013 DREYFUS INVESTMENT PORTFOLIOS - MidCap Stock Portfolio Supplement to Summary and Statutory Prospectuses dated May 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Risk/Return [Heading]	rr_RiskReturnHeading	Midcap Stock Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about October 1, 2013, the following information will supplement the “Principal Investment Strategy” in the Summary prospectus and “Fund Summary –Principal Investment Strategy” and “Fund Details – Goal and Approach” sections in the prospectus:

The fund currently considers mid-cap companies to be those companies with market capitalizations that fall within the range of $400 million and $29 billion. The fund may invest up to 20% of its net assets in securities not considered to be mid-cap companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013